Profit from operations - Summary of profit from operations (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit From Operations [Abstract]
Amortization of intangible assets	€ 55,347	€ 77,564	€ 51,191
Depreciation of property, plant and equipment	5,337	3,154	2,206
Depreciation of right-of-use asset	6,045	2,841	2,010
Foreign exchange losses	€ 43,683	€ 27,142	€ 13,913